Income taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes
17.	Income taxes:
The components of loss before income taxes consist of the following:

	2019	2018	2017

Canadian	$(12,667)	$5,015	$(14,841)
Foreign	(22,338)	(21,556)	(14,607)
Loss before income taxes	$(35,005)	$(16,541)	$(29,448)
The reconciliation of income tax computed at statutory tax rates to income tax expense, using a 27.0% (2018 – 27.0%; 2017 – 26.0%) statutory tax rate, is:

	December 31, 2019	December 31, 2018	December 31, 2017

Loss before income taxes	$(35,005)	$(16,541)	$(29,448)
Statutory tax rate	27.0%	27.0%	26.0%
Income tax recovery at Canadian statutory income tax rates	$(9,451)	$(4,466)	$(7,656)
Change in valuation allowance	11,576	(87,082)	1,625
Disposal of Canadian Operations (notes 1 and 9)	-	81,690	-
Permanent differences	808	875	967
Expiry of investment tax credits and non-capital losses	1,589	5,838	1,243
Tax rate differences	613	748	790
Change in U.S. statutory rate	-	-	6,394
Change in Canadian statutory rate	-	-	(2,595)
Adjustments related to prior periods	(4,956)	2,167	(417)
Other differences	-	268	12
Income tax expense	$179	$38	$363

As a result of tax legislation enacted in the U.S. at the end of 2017, the federal U.S. corporate tax rate applicable to years subsequent to 2017 was substantially reduced. The Company recorded a deferred income tax expense in respect of its U.S. operations in 2017 using the new federal rate of 21%; however, there was no impact on tax expense as a valuation allowance is provided on most of these deferred tax assets.
The Company also revalued its deferred tax assets in respect of its Canadian operations to reflect the increase in the Canadian corporate income tax rate to 27% for years subsequent to 2017. There was no impact on tax expense as a full valuation allowance is provided on these deferred tax assets.
Significant components of the Company’s deferred tax assets are shown below:

	December 31, 2019	December 31, 2018
Deferred tax assets:
Tax loss carryforwards	$38,173	$27,226
Tax values of depreciable assets in excess of accounting values	481	69
Share issue costs and other	637	486
Total deferred tax assets	39,291	27,781
Valuation allowance	(38,991)	(27,398)
Net deferred tax assets	$300	$383
The Company also has total loss carryforwards of $162,080 (December 31, 2018 - $118,373) available to offset future taxable income: in Canada, in the amount of $12,352 (December 31, 2018 - $2,580); in Switzerland, in the amount of $106,838 (December 31, 2018 - $70,647); in the United States, in the amount of $42,525 (December 31, 2018 - $44,679); and in the United Kingdom, in the amount of $365 (December 31, 2018 - $467). The loss carryforwards expire between 2020 and 2039, except for the United Kingdom. The loss carryforwards in the United Kingdom do not expire.
The Company’s
non-capital
losses for income tax purposes expire as follows:

Non-capital losses
2020	$18,167
2021	16,932
2022	20,552
2023	16,820
2024	25,657
Thereafter until 2038	63,952
$162,080

The Company recognizes interest and penalties related to income taxes in interest and other income. To date, the Company has not incurred any significant interest and penalties. The Company is subject to assessments by various taxation authorities which may interpret tax legislations and tax filing positions differently from the Company. The Company provides for such differences when it is likely that a taxation authority will not sustain the Company’s filing position and the amount of the tax exposure can be reasonably estimated. As at December 31, 2019, a provision of nil (December 31, 2018 - nil) has been made in the financial statements for estimated tax liabilities. Tax years ranging from 2011 to 2019 remain subject to examination in the various countries we operate in.